CONDENSED STATEMENT OF CASH FLOWS - USD ($)	6 Months Ended
Jun. 30, 2020
Cash flows from operating activities:
Net income	$ 202,592
Adjustments to reconcile net income to net cash used in operating activities:
Trust income reinvested in Trust Account	(502,881)
Changes in operating assets and liabilities:
Prepaid expenses	(239,649)
Accounts payable and accrued expenses	349,296
Net cash used in operating activities	(190,642)
Cash flows from investing activities:
Principal deposited in Trust Account	(690,000,000)
Net cash used in investing activities	(690,000,000)
Cash flows from financing activities:
Proceeds from private placement of warrants	15,050,000
Proceeds from sale of units	690,000,000
Payment of underwriters' discount	(13,800,000)
Payment of offering costs	(314,398)
Advances received from Promissory note	230,885
Repayment of advances received from Promissory note	(230,885)
Net cash used in financing activities	690,935,602
Increase in cash and cash equivalents during period	744,960
Cash and equivalents at end of period	744,960
Supplemental disclosure of non-cash investing and financing activities:
Deferred underwriting compensation	24,150,000
Class A common stock subject to possible redemption	661,588,890
Formation and offering costs paid by sponsor in exchange for founder shares	25,000
Deferred offering costs included in accounts payable and accrued expenses	$ 399,294